Revenues and other income - Additional Information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 17, 2025 EUR (€)	Jul. 07, 2023 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Jul. 07, 2023 EUR (€)	Jul. 07, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues				€ 29,643,000	€ (11,609,000)	€ 30,058,000
Net loss for the period				23,961,000	68,132,000
Refund liabilities				3,530,000	35,613,000
Increase in contract liability				18,100,000
Other income				€ 2,950,000	4,419,000	6,150,000
Research tax credit utilization period				3 years
Decrease of research tax credit				€ 500,000
Research tax credit				2,800,000	3,300,000	3,900,000
Subsidies				78,000	89,000	229,000
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues				22,682,000	(17,534,000)	29,750,000
Research and Development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues				21,800,000
Other Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues				900,000
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues				6,961,000	5,924,000	308,000
Nanobiotix Corp.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease of research tax credit				300,000
Nanobiotix S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease of research tax credit				200,000
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, upfront payment license fee | $		$ 30,000
Collaboration agreement, success-based payment | $		$ 1,800,000
Proceeds receivable due to milestone completion | $								$ 20,000
Revenues					(1,600,000)	(1,600,000)
Deal value										€ 2,700,000,000
Increase in contract liability	€ 18,100,000
Constrained Transaction Price | $									$ 50,000
Janssen | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					(23,400,000)	(29,600,000)
Net loss for the period					19,300,000
Janssen | Research and Development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					4,000,000.0
Janssen | Technology transfer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					1,800,000	100,000
Refund liabilities				€ 35,600,000
Janssen | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					5,900,000	300,000
Janssen | Major ordinary share transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments										105,000,000
Deal value										2,600,000,000
Janssen | Top of Range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments | $											$ 650,000
Collaboration agreement, compensation per indication | $											220,000
Janssen | Top of Range | Nanobiotix Corp.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, compensation per indication										€ 220,000,000	$ 220,000
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Minimum threshold to provide additional know-how to third party under collaboration agreement				80.00%
Upfront payment received | $			$ 20,000				$ 20,000
Supply Services				€ 100,000	1,000,000.0	2,000,000.0
LianBio, NBTXR3 | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments | $			$ 205,000
LianBio, NBTXR3 and Cetuximab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income						1,600,000
Global Trial Clinical Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income					778,000
NONORAY-312
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments	€ 105,000,000
Janssen Pharmaceutica BV
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues				21,800,000
Asia Licensing Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in contract liability				€ 18,100,000
JNJ-1900 (NBTXR3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income					€ 237,000	€ 334,300